OPERATING LEASES	12 Months Ended
Dec. 31, 2021
OPERATING LEASES
OPERATING LEASES

11.   OPERATING LEASES

The Group entered into various operating lease agreements for offices space. The remaining lease terms ranges from 0.33 to 4.75 years. The Group’s lease agreements do not contain any material residual value guarantees or material restrictive covenants.

The following table presents the operating lease related assets and liabilities recorded on the Group's consolidated balance sheet.

	As of	As of
	December 31,	December 31,
	2020	2021
	US$	US$

Right-of-use assets	1,429	6,553
Impairment of right-of-use assets	—	(387)
Right-of-use assets, net	1,429	6,166

Operating lease liabilities - current	569	2,213
Operating lease liabilities – non-current	890	4,569
Total operating lease liabilities	1,459	6,782

For the year ended December 31, 2019, the Group had operating lease costs from continuing operations of US$966 and short-term lease costs of US$619. For the year ended December 31, 2020, the Group had operating lease costs from continuing operations of US$121 and recorded short-term lease costs of US$405. For the year ended December 31, 2021, the Group had operating lease costs from continuing operations of US$1,223 and recorded short-term lease costs of US$270. Cash paid for amounts included in the measurement of operating lease liabilities were nil, US$52  and US$735 for the years ended December 31, 2019, 2020 and 2021, respectively. As of December 31, 2021, the weighted average remaining lease term was 4.09 years and the weighted average discount rate was 3.71%.

The impairment of right-of-use assets of US$387 was related to the impairment of Loto Interactive due to the closure of data centers business in Sichuan, China and was recorded in the other operating expenses in the statement of comprehensive loss.

11.   OPERATING LEASES (continued)

The following table summarizes the maturity of operating lease liabilities as of December 31, 2021:

US$

2022	2,230
2023	1,775
2024	1,188
2025	1,188
2026	891
Total	7,272
Less: imputed interest	(490)
Present value of lease liabilities	6,782